RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Benefits Paid (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	$ 18,828,706
Add: Amounts allocated to withdrawing participants at December 31, 2025	0
Less: Amounts allocated to withdrawing participants at December 31, 2024	0
Benefits paid to participants per Form 5500	$ 18,828,706